UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net loss	$ (1,832,286)	$ (1,454,442)	$ (6,523,077)	$ (2,937,032)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,028	1,485	6,669	2,681
Amortization of intangibles	142,142	0	426,429	0
Amortization of debt discount	246,086	0	38,770	0
Debt conversion expense	68,694	0
Stock based compensation	261,991	47,377	253,659	33,972
Straight-line rent adjustment	295	0	491	0
Non-cash directors fees	5,000	0
Adjustment of fair value of warrant modification	25,720	0
Changes in operating assets and liabilities, net of effects of acquisition:
Deposits			(2,751)
Accounts receivable	33,045	0	(33,045)	0
Prepaid expenses	14,217	34,133	63,473	(157,478)
Interest payable	(3,671)	0	76,712	0
Accounts payable	(67,497)	118,655	(164,144)	104,553
Accrued liabilities	48,755	13,691	(125,130)	189,429
Net Cash Used in Operating Activities	(1,055,481)	(1,239,101)	(5,981,944)	(2,759,875)
Cash Flows from Investing Activities
Acquisition of Streamline, Inc., net of cash received	0	(1,496,478)	(1,152,291)	0
Expenditures for property and equipment	(3,213)	(4,022)	(7,059)	(23,668)
Net Cash Used in Investing Activities	(3,213)	(1,500,500)	(1,159,350)	(23,668)
Cash Flows from Financing Activities
Principal payments under note payable obligation	(40,249)	0	(37,251)	0
Deferred initial public offering costs			0	29,775
Collection of subscription receivable			0	100,000
Proceeds from issuance of warrant			284,858	0
Proceeds from issuance of convertible debt			695,142	0
Proceeds from issuance of common stock from underwriters' overallotment	0	1,084,136	1,084,136	0
Proceeds from issuance of common stock in public offering			0	6,732,269
Net Cash Provided by Financing Activities	(40,249)	1,084,136	2,026,885	6,862,044
Net Increase/(Decrease) in Cash	(1,098,943)	(1,655,465)	(5,114,409)	4,078,501
Cash - Beginning of period	1,570,167	6,684,576	6,684,576	2,606,075
Cash - End of period	471,224	5,029,111	1,570,167	6,684,576
Non-cash investing and financing activities
Financing agreement for insurance policy			76,581	0
Due from shareholder for issuance of convertible debt			20,000
Issuance of common stock for acquisition of Streamline	0	8,437,500	8,437,500	0
Repayment of due from stockholder through forgone director fees	5,000	0
Conversion of note and accrued interest to common stock	1,072,513	0
Net Non-Cash Investing and Financing Activities	$ 1,077,513	$ 8,437,500	$ 8,534,081	$ 0